Taxation	12 Months Ended
Jun. 30, 2016
TAXATION [Abstract]
Taxation

12.	TAXATION

Cayman Islands

The Company was incorporated in the Cayman Islands. Under the current tax laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

China

The PRC Enterprise Income Tax Law (the “EIT Law”) applies an income tax rate of 25% to all enterprises but grants preferential tax treatment to High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs can enjoy a preferential income tax rate of 15% for three years, but need to reapply after the end of the three-year period. The EIT Law became effective on January 1, 2008.

Except Beijing Wangpin, all of the Company’s PRC entities are subject to EIT at a rate of 25%. Beijing Wangpin has qualified as an HNTE and therefore is entitled to enjoy a preferential income tax rate of 15% from January 1, 2011 to December 31, 2016. Deferred tax as of June 30, 2016 and EIT expense for the twelve months then ended were calculated at a rate of 15% accordingly. Beijing Wangpin shall renew its HNTE qualification in 2017. The Company believes it is probable that Beijing Wangpin will qualifies as HNTE and continue to enjoy the HNTE tax holiday in calendar year 2017, 2018 and 2019. Deferred tax as of June 30, 2016 was calculated at a tax rate of 15% accordingly.

The EIT Law also provides that an enterprise established under the laws of foreign countries or regions but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to PRC income taxes at the rate of 25% for its global income. The Implementing Rules of the EIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC company is located.” Based on a review of surrounding facts and circumstances, the Group does not believe that it is likely that its operations outside of the PRC should be considered a resident enterprise for PRC tax purposes. However, due to limited guidance and implementation history the EIT Law, should the Company be treated as a resident enterprise for PRC tax purposes, the Company will be subject to PRC tax on worldwide income at a statutory tax rate of 25% retroactive to January 1, 2008.

Composition of Income before Tax

The components of income before income taxes are as follows:

	For the Year Ended June 30,
	2014	2015	2016
	RMB	RMB	RMB
Income before income tax expenses
Income from China operations	247,420	327,099	363,687
Loss from non-China operations	(10,839)	(20,668)	(21,403)
Total income before income tax expenses	236,581	306,431	342,284

Composition of Income Tax Expenses

The current and deferred portions of income tax expenses included in the Group’s consolidated statements of comprehensive income are as follows:

	For the Year Ended June 30,
	2014	2015	2016
	RMB	RMB	RMB
Income tax expense applicable to China operations
Current income tax expenses	48,707	60,900	59,019
Deferred income tax benefit	(1,867)	(11,072)	(7,138)
Subtotal income tax expenses applicable to China operations	46,840	49,828	51,881
PRC withholding tax on undistributed earnings of PRC subsidiaries and VIEs	3,088	3,981	6,315
Total income tax expenses	49,928	53,809	58,196

Reconciliation of the Differences between Statutory Tax Rate and the Effective Tax Rate

Reconciliation of the differences between the PRC statutory tax rate of 25% and the Group’s effective tax rate is as follows:

	For the Year Ended June 30,
	2014	2015	2016
PRC statutory tax rate	25.0%	25.0%	25.0%
Effect of Beijing Wangpin’s HNTE tax holiday	(11.9)%	(10.6)%	(10.1)%
Tax effect of tax-exempt entity	1.1%	1.2%	1.4%
Permanent book-tax differences
Non-deductible share-based compensation expenses	3.2%	1.7%	0.7%
Tax incentives relating to research and development expenditures	(0.7)%	(2.1)%	(4.6)%
Other non-deductible expenses	3.8%	0.9%	2.4%
Other permanent differences	0.6%	0.7%	0.5%
PRC withholding tax on undistributed earnings of PRC subsidiaries and VIEs	1.3%	1.3%	1.8%
Changes in valuation allowance	(1.3)%	(0.5)%	(0.1)%
Effective tax rate	21.1%	17.6%	17.0%

The effects of Beijing Wangpin’s preferential tax rate to the Group are as follows:

	For the Year Ended June 30,
	2014	2015	2016
	RMB	RMB	RMB
Preferential tax treatments impact to net income attributable to ordinary shareholders	28,136	32,522	34,494
Per share effect - basic	0.33	0.31	0.32
Per share effect - diluted	0.30	0.29	0.30

Deferred Tax Assets and Liabilities

Deferred taxes were measured using the enacted tax rates for the periods in which they are expected to be reversed. Significant components of the Group’s deferred tax assets are as follows:

	As of June 30,
	2015	2016
	RMB	RMB
Deferred tax assets, current
Accruals and other liabilities	20,671	27,421
Total current deferred tax assets	20,671	27,421
Less: Valuation allowance	(483)	(366)
Total current deferred tax assets, net	20,188	27,055
Deferred tax assets, non-current
Fixed assets and intangible assets	2,503	2,765
Tax loss carryforwards	7,594	7,377
Advertising expenses carryforwards	21,124	21,124
Total non-current deferred tax assets	31,221	31,266
Less: valuation allowance	(28,730)	(28,349)
Total non-current deferred tax assets, net	2,491	2,917

Significant components of the Group’s deferred tax liabilities are as follows:

	As of June 30,
	2015	2016
	RMB	RMB
Deferred tax liabilities, non-current
Intangible assets from business acquisitions	4,125	4,254
PRC withholding tax on undistributed earnings of PRC subsidiaries and VIEs	8,942	15,257
Total non-current deferred tax liabilities	13,067	19,511

As of June 30, 2016, the Group had net loss carryforwards of approximately RMB29,510, which will or are expected to expire during the period between December 31, 2016 and December 31, 2021.

Movement of Valuation Allowance

A valuation allowance is provided on the deferred tax assets to the extent that management believes that it is more likely than not that such deferred tax assets will not be utilized in the foreseeable future. In making such determination, the Group considers various factors including future taxable income exclusive of reversing temporary differences and carryforwards. For the year ended June 30, 2016, some valuation allowance was reversed when certain subsidiaries and VIEs generated sufficient taxable income to utilize the deferred tax assets. Valuation allowances have been maintained for those entities where future losses are still expected to occur and management estimated that it is more likely than not that the deferred tax assets will not be utilized. If future events prevent the Group from realizing some or all of its deferred tax assets, an adjustment to the valuation allowances will be recorded when such events occur.

The following table shows the movement of valuation allowance for the periods presented:

	For the Year Ended June 30,
	2014	2015	2016
	RMB	RMB	RMB
Balance at beginning of the year	(34,029)	(30,887)	(29,213)
Current period addition	(3,043)	(5,370)	(2,501)
Current period reversal	6,185	7,044	2,999
Balance at end of the year	(30,887)	(29,213)	(28,715)

Withholding Tax on Undistributed Dividends

Under the EIT Law, dividends, interests, rent, royalties and gains on transfers of property payable by a foreign-invested enterprise in the PRC to its foreign investor who is a non-resident enterprise will be subject to withholding tax of 10%, unless such non-resident enterprise’s jurisdiction of incorporation has a tax treaty with the PRC that provides for a reduced rate of withholding taxes. The withholding tax imposed on the dividend income received from the Company’s PRC subsidiaries and VIEs will reduce the Company’s net income. On February 22, 2008, the Ministry of Finance and State Tax Bureau jointly issued a circular which stated that for foreign invested enterprises, all profits accumulated up to December 31, 2007 are exempted from withholding taxes when they are distributed to foreign investors. All foreign investment enterprises are subject to withholding tax from January 1, 2008.

Prior to the year ended June 30, 2013, the Company intended to reinvest all undistributed earnings in PRC subsidiaries, therefore, no withholding tax was accrued. During the year ended June 30, 2013, as the Company entered into three bank loans, it became apparent that the undistributed earnings of the Company’s PRC subsidiaries would be remitted outside of China for the repayment of the loans. Therefore, as of June 30, 2013, the Company accrued RMB24,283 of withholding tax on the undistributed earnings. On October 8, 2013, Beijing Wangpin paid out the cash dividend of RMB224,100, with RMB201,690 paid to and received by the Company and RMB22,410 was paid to local Tax Bureau as withholding tax associated with this distribution plan.

As the Company successfully completed the IPO and the CPP in June 2014 (see Note 15), the Company plans to use part of the proceeds received from issuance of its equity to repay the existing loans rather than relying on dividend distribution from its PRC subsidiaries. The Company intends to indefinitely reinvest all the undistributed earnings of the Company’s PRC subsidiaries, and does not plan to have any of its PRC subsidiaries to distribute any dividend; therefore no withholding tax is expected to be incurred in the foreseeable future. Accordingly, no income tax is accrued on the undistributed earnings of the Company’s PRC subsidiaries as of June 30, 2016. The unrecognized deferred tax liability on the undistributed earnings of the Company’s PRC subsidiaries is RMB69,678 as of June 30, 2016.

The deferred tax liabilities on undistributed earnings as of June 30, 2016 are related to the outside basis difference of the Company’s VIEs.